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                        SUPPLEMENT DATED JUNE 14, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT-II

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. THE LAST SENTENCE OF THE FIRST PARAGRAPH OF THE "DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS" PROVISION ON PAGE 33 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "If no contingent owner is named, the annuitant becomes the contract owner."